ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2026
Disclosure Of Significant Accounting Policies [Abstract]
ACCOUNTING POLICIES	1. ACCOUNTING POLICIESThe financial information in these Condensed Consolidated Interim Financial Statements is unaudited and does not constitute statutory accounts as defined in section 434 of the UK Companies Act 2006. Santander UK Group Holdings plc is a public company, limited by shares and incorporated and registered in
England and Wales having a registered office at 2 Triton Square, Regent’s Place, London, NW1 3AN. Statutory accounts for the year ended 31 December 2025 have been delivered to the Registrar of Companies.
The Condensed Consolidated Interim Financial Statements reflect all adjustments that, in the opinion of management, are necessary for a fair statement of the results of operations for the interim period. All such adjustments to the financial information are of a normal, recurring nature. Because the results from common banking activities are so closely related and responsive to changes in market conditions, the results for any interim period are not necessarily indicative of the results that can be expected for the year.
The Condensed Consolidated Interim Financial Statements have been prepared in accordance with International Accounting Standard IAS 34 ‘Interim Financial
Reporting' as adopted by the UK and IAS 34 ‘Interim Financial Reporting' as issued by the International Accounting Standards Board (IASB), and the Disclosure
Guidance and Transparency Rules sourcebook of the UK's Financial Conduct Authority (FCA). They do not include all the information and disclosures normally required for full annual financial statements and should be read in conjunction with the Consolidated Financial Statements of Santander UK Group Holdings plc
(the Company) and its subsidiaries (collectively Santander UK or the Santander UK group) for the year ended 31 December 2025 which were prepared in accordance with UK-adopted International Accounting Standards (IAS). Those consolidated financial statements were also prepared in accordance with
International Financial Reporting Standards (IFRS) as issued by the IASB, including interpretations issued by the IFRS Interpretations Committee, as there were no applicable differences from IFRS as issued by the IASB for the periods presented.
The same accounting policies and methods of computation are followed in these Condensed Consolidated Interim Financial Statements as were applied in the
Santander UK group’s 2025 Annual Report except for the voluntary change in accounting policy, the adoption of the amendments to IFRS 9 as noted in the following paragraphs and updates noted in this report, which have arisen as a result of the acquisition of TSB Banking Group and its subsidiaries (TSB) as set out in Note 29. TSB accounting policies have been aligned to the Santander UK accounting policies with no material impact on the income statement or to TSB opening balance sheet.
Change in accounting policy
In Q1-26, Santander UK voluntarily changed its accounting policy to reclassify certain costs previously included in the ‘Provisions for other liabilities and charges’
line in the Consolidated Income Statement. Regulatory levies and fees are now classified in ‘Non-interest income’, while operational risk and other related costs have been reclassified to ‘Operating expenses’. Restructuring costs and/or specific, more significant or one-off provisions have not been reclassified so as a result, ‘Provisions for other liabilities and charges’ has been renamed to ‘Restructuring and specific provisions’, and ‘Total operating income’ has been renamed as ‘Net operating income’. This change provides reliable and more relevant information to users of the financial statements as it aligns our presentation with our ultimate parent, Banco Santander.
The change in accounting policy had no effect on any other primary financial statements, income statement metrics (except the CIR), key indicators, liquidity ratios, or maturity and offsetting disclosures. Comparative periods have also been reclassified.

Condensed Consolidated Income Statement	As originally published	Change	Reclassified
	£m	£m	£m
Interest and similar income	5,918	–	5,918
Interest expense and similar charges	(3,703)	–	(3,703)
Net interest income	2,215	–	2,215
Fee and commission income	362	–	362
Fee and commission expense	(221)	–	(221)
Net fee and commission income	141	–	141
Other operating income	31	–	31
Regulatory fees and levies	–	(93)	(93)
Net operating income	2,387	(93)	2,294
Operating expenses before credit impairment charges, restructuring and specific provisions	(1,269)	(62)	(1,331)
Credit impairment charges	(105)	–	(105)
Restructuring and specific provisions	(249)	155	(94)
Total credit impairment charges, restructuring and specific provisions	(354)	155	(199)
Profit before tax	764	–	764
Tax on profit	(196)	–	(196)
Profit after tax	568	–	568
Presentation of information
Certain disclosures have been presented in the Risk review in the Half Yearly Financial Report 2026, rather than in the Notes to the Condensed Consolidated
Interim Financial Statements. These tables are as follows:
–Credit risk: Sensitivity of ECL allowance to economic scenarios and weights
–Credit risk: Movement in total exposures and the corresponding ECL in the Santander UK group level section
–Capital risk: Regulatory capital resources
–Market risk: NII sensitivity.
Recent accounting developments
Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 ‘Financial Instruments’ and IFRS 7
‘Financial Instruments: Disclosures’)
The Santander UK group has applied the following:
–Effective 1 January 2026, Santander UK has adopted the Amendments to IFRS 9 ‘Financial Instruments’ and IFRS 7 ‘Financial Instruments: Disclosures’ -
which sets out changes to settling financial liabilities using an electronic payment system, assessing contractual cash flow characteristics of financial assets including those with Environmental, Social and Governance-linked features and requiring additional disclosures for certain financial instruments. The amendments did not have a material impact on Santander UK's operations or financial statements.
Future accounting developments
The IASB issued the following new accounting standard which is not yet mandatory for reporting periods commencing 1 January 2026:
–Effective 1 January 2027: IFRS 18 ‘Presentation and Disclosure in Financial Statements’ – the new standard will replace IAS 1 ‘Presentation of Financial
Statements’ and introduces changes to the categories for classifying income and expenses and subtotals presented in the income statement and new or amended disclosures in respect of management-defined performance measures and specified expenses by nature. IFRS 18 was endorsed for use in the UK on 10 December 2025. The Santander UK group has chosen not to early adopt the new standard.
The Santander UK group is assessing the new accounting standard to determine its potential impacts on the financial statements when it becomes effective.
Going concern
In light of geopolitical and economic uncertainty, the Directors updated their going concern assessment in preparing these Condensed Consolidated Interim
Financial Statements. In making their going concern assessment, the Directors considered a wide range of information that included Santander UK's long term business and strategic plans, forecasts and projections, estimated capital, funding and liquidity requirements, contingent liabilities and the reasonably possible changes in trading performance arising from potential economic, market and product developments.
After making enquiries, the Directors have a reasonable expectation that Santander UK has adequate resources to continue in operational existence for at least twelve months from the date of this report and, therefore, having reassessed the principal risks and uncertainties, the Directors consider it appropriate for the
Condensed Consolidated Interim Financial Statements to be prepared on a going concern basis.
Critical judgements and accounting estimates
The preparation of Santander UK's Condensed Consolidated Financial Statements in accordance with IAS 34 requires management to make judgements and assumptions in applying the accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Due to the inherent uncertainty in making estimates, actual results reported in future periods may be based on amounts which differ from those estimates. Estimates, judgements and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
Management has considered the impact of developments in principal risks and uncertainties, as set out in the Risk review, on critical judgements and accounting estimates.
The significant judgements, apart from those involving estimation, made by management in applying Santander UK's accounting policies in these Condensed
Consolidated Interim Financial Statements (key judgements) and the key sources of estimation uncertainty that may have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year (key estimates), which together are considered critical to Santander UK's results and financial position, are as follows:
In relation to the acquisition of TSB on 30 April 2026, Santander UK plc made significant judgements in respect of valuation techniques, modelling assumptions and estimates of market inputs used to determine the fair value of identifiable assets acquired and liabilities assumed. The fair values calculated resulted in the recognition of £669m goodwill on acquisition. See Note 29 for further information on the valuation approaches applied.
a) Credit impairment allowance
The application of the ECL impairment methodology for calculating credit impairment allowances is highly susceptible to change from period to period. The methodology requires management to make judgemental assumptions in determining the estimates. Any significant difference between the estimated amounts and actual amounts could have a material impact on the future financial results and financial condition.

Key judgements	–Establishing the criteria for a significant increase in credit risk (SICR) and, for corporate borrowers, internal credit risk rating
–Determining the need for any judgemental adjustments
Key estimates	–Forward-looking multiple economic scenario assumptions
–Probability weights assigned to multiple economic scenarios
–Expected future cash flows for individually assessed Stage 3 corporate exposures
–Collateral valuations of individually assessed Stage 3 corporate exposures
For more on each of these key judgements and estimates, see 'Critical judgements and accounting estimates applied in calculating ECL' in the ‘Credit risk - credit risk management’ section of the Risk review.
Sensitivity of ECL allowance
For detailed disclosures, see 'Sensitivity of ECL allowance' in the ‘Credit risk – credit risk management’ section of the Risk review.
b) Provisions and contingent liabilities

Key judgements	–Determining whether a present obligation exists
–Determining the likely outcome of future legal decisions
Key estimates	–Probability, timing, nature and amount of any outflows that may arise from past events
Included in Note 21 are amounts in respect of management’s best estimates of liability relating to: a legal dispute regarding the historical use of discretionary commission arrangements by Santander Consumer (UK) plc and property and redundancy provisions relating to the transformation of our branch network. Note
24 provides disclosure relating to ongoing factual issues and reviews that could impact the timing and amount of any outflows. It includes disclosure relating to an investigation in relation to the historical involvement of Santander UK plc, Santander Financial Services plc and Cater Allen International Limited (all subsidiaries of Santander UK Group Holdings plc) in German dividend tax arbitrage transactions, legal disputes regarding allocation of responsibility for a specific Payment
Protection Insurance (PPI) portfolio of complaints, legal disputes relating to a portfolio of ex Northern Rock plc mortgage accounts, and the historical use of discretionary commission arrangements by Santander Consumer (UK) plc.
These judgements are based on the specific facts available and often require specialist professional advice. There can be a wide range of possible outcomes and uncertainties, particularly in relation to legal actions, and regulatory and customer remediation matters. As a result, on extremely rare occasions it is not possible to make reliable estimates of the likelihood and amount of any potential outflows, or to calculate any resulting sensitivities. For more on each of these key judgements and estimates, see Notes 21 and 24.
c) Retirement benefit plans

Key judgements	–Setting the criteria for constructing the corporate bond yield curve used to determine the discount rate
–Determining the methodology for setting the inflation assumption
Key estimates	–Discount rate applied to future cash flows
–Rate of price inflation
–Expected lifetime of the schemes' members
–Valuation of pension fund assets whose values are not based on market observable data
For more on each of these key judgements and estimates, see Note 22.
Sensitivity of defined benefit pension scheme estimates
For detailed disclosures, see ‘Actuarial assumption sensitivities’ in Note 22.
The Scheme is invested in certain assets whose values are not based on market observable data, such as investments in private equity funds and property. Due diligence has been conducted to confirm that the values obtained in respect of these assets represent fair value. Given the nature of these investments, we are unable to prepare sensitivities on how their values could vary as market conditions or other variables change.
d) Goodwill

Key judgement:	–Determining the basis of goodwill impairment testing methodology, including the need for planning assumptions and internal capital allocations
Key estimates:	–Forecast cash flows for cash generating units
–Discount rates which factor in risk-free rates and applicable risk premiums
All of these variables are subject to fluctuations in external market rates and economic conditions beyond management’s control
For more on each of these key judgements and estimates, see Note 14.
Sensitivity of goodwill
There have been no significant changes to the PFS cash-generating unit (CGU) goodwill sensitivities set out in the ‘Sensitivities of key assumptions in calculating value in use (VIU)’ section in Note 19 to the Consolidated Financial Statements in the 2025 Annual Report, which did not include sensitivities relating to the TSB
CGU goodwill on the TSB acquisition as set out in Note 29.
e) Fair value measurement of acquired assets and liabilities

Key judgement:	–Determining the valuation methodologies for assets and liabilities acquired
Key estimates:	–Funding mix
–Funding spread
For more on each of these key judgements and estimates, see Note 29.
Sensitivity of the fair value measurement of acquired assets and liabilities
For detailed disclosures, see 'Sensitivity of fair value measurement of acquired assets and liabilities in Note 29.